Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun. 25, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Aug. 13, 2014
Effective Date	dei_DocumentEffectiveDate	Aug. 13, 2014
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014
AAM/HIMCO Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the AAM/HIMCO Short Duration Fund (the “Fund”) is to seek to provide current income and long-term total return.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Purchase of Shares – Class A Shares” on page 26 of this Prospectus.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in securities that the Fund's sub-advisor considers to be attractive, based on current and historical yield and total return. The Fund normally invests at least 65% of its total assets in "investment grade" securities. The Fund may invest up to 35% of its total assets in non-investment grade securities (often called "junk bonds"), as well as bank loans and loan participation interests. The Fund has an investment policy whereby at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in fixed income instruments. This policy may be changed by the Board of Trustees without shareholder approval. The Fund will normally maintain a dollar weighted average duration of less than 3 years and an average maturity (as measured by a weighted average life calculation) of less than 3 years. The weighted average life of the Fund is the average time to receipt of principal of each security weighted by such security's respective contribution to the total market value of the Fund, including principal and accrued interest. The Fund's permitted investments include, but are not limited to, corporate securities, commercial mortgage-backed securities, asset-backed securities, mortgage related securities, sovereign debt securities, emerging market securities and securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Fund may also invest up to 25% of its total assets in the securities of foreign issuers, and may trade securities actively. The Fund's investments will be U.S. dollar denominated. The Fund may utilize derivatives, such as swaps, futures and options for hedging purposes.

In selecting securities for the Fund’s portfolio, the sub-advisor uses a top-down, bottom-up approach, combining macro analysis of market and economic trends and individual security analysis.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Lower rated securities are more susceptible to the economic environment than higher rated securities as a result of the market’s lower perception about the creditworthiness of the issuer.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Call Risk. Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Bank Loans and Loan Participations Risk. Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an agent bank becomes insolvent, a bank loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a bank loan or loan participation.

Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Bank loans may also be subject to extension risk and prepayment risk.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments.

Futures and Options Risk. Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not exactly correlate to the underlying securities, may involve additional costs, and may be considered illiquid. Futures and options may also involve a small initial investment relative to the risk assumed, which could result in losses greater than if such instruments had not been used. Futures and options are also subject to counterparty risk (e.g. the risk that the other party to the transaction defaults on its obligation).

Swap Agreements Risk. A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk that the other party to the transaction defaults on its obligations), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs (which could negatively impact performance) and may result in a greater number of taxable distributions

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
AAM/HIMCO Short Duration Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASDAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstaam_WireFee	20.00
Overnight check delivery fee	imstaam_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.87%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	0.84%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	334
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	649
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	334
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	649
AAM/HIMCO Short Duration Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASDCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstaam_WireFee	20.00
Overnight check delivery fee	imstaam_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.87%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	1.59%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	265
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	640
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	640
AAM/HIMCO Short Duration Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASDIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imstaam_WireFee	20.00
Overnight check delivery fee	imstaam_CheckFee	15.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	15.00
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fee of up to 0.10%)	rr_OtherExpensesOverAssets	0.87%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[3]
Total annual fund operating expenses (after waiving fees and/or reimbursing expenses)	rr_NetExpensesOverAssets	0.59%	[3]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	60
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	331
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	60
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 331

[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of purchasing them.
[2]	"Other Expenses" are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is effective until October 31, 2015, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees it waived and Fund expenses it reimbursed to the Fund for three years from the date of any such waiver or reimbursement to the extent a class's total annual fund operating expenses do not exceed the limits described above.